1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
LISA R. PRICE lisa.price@dechert.com +1 212 649 8795 Direct +1 212 698 0495 Fax

June 29, 2012

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	UBS Money Series (“Registrant”)
File Nos. 33-52965 and 811-08767
Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”) is Post-Effective Amendment No. 33 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 34 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”). This filing is being made for the purpose of making certain material modifications to disclosure in the Registrant’s registration statement relating to the UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Tax-Free Capital Fund.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.649.8795 or to Keith A. Weller, Senior Associate General Counsel, UBS Global Asset Management (Americas) Inc., at 212.882.5576.

Very truly yours,

/s/ Lisa R. Price

Lisa R. Price

US Austin Boston Charlotte Hartford Los Angeles New York Orange County Philadelphia Princeton San Francisco
Silicon Valley Washington DC EUROPE Brussels Dublin London Luxembourg Moscow Munich Paris ASIA Beijing Hong Kong